Fair Value Measurements - Fair Value Measured on Nonrecurring Basis (Details) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	$ 21,750	$ 42,666	$ 21,750	$ 42,666
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	0	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	21,750	42,666	21,750	42,666
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	9,088	17,476	9,088	17,476
Impaired loans | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	0	0	0
Impaired loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	0	0	0
Impaired loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	9,088	17,476	9,088	17,476
Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	12,662	25,190	12,662	25,190
Real estate held for sale | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	0	0	0
Real estate held for sale | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	0	0	0
Real estate held for sale | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	12,662	25,190	12,662	25,190
Changes Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	(626)	(1,477)	(3,379)	(8,183)
Changes Measurement | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	(250)	(474)	(1,916)	(4,236)
Changes Measurement | Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	$ (376)	$ (1,003)	$ (1,463)	$ (3,947)